Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Revenues	$ 1,945,391	$ 1,728,488	$ 1,880,332
Operating Income (Loss)	204,042	164,319	6,700
Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(13,588)	(10,426)	(83,799)
Operating Income (Loss)	0	0	0
Other | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(10,927)	(14,442)	(20,277)
Teekay Parent
Segment Reporting Information [Line Items]
Revenues	0	345	5,089
Operating Income (Loss)	(19,875)	(23,460)	(33,467)
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Operating Income (Loss)	(208,167)	22,958	(256,758)
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0	5,065
Operating Income (Loss)	0	0	(13,390)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Revenues	0	0	796,711
Operating Income (Loss)	0	0	147,060
Teekay Offshore | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues			796,711
Teekay LNG | Operating Segments
Segment Reporting Information [Line Items]
Revenues	601,256	510,762	432,676
Operating Income (Loss)	299,253	148,599	148,649
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	594,514	478,439	385,683
Operating Income (Loss)	300,520	169,918	188,676
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6,742	32,323	46,993
Operating Income (Loss)	(1,267)	(21,319)	(40,027)
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues	943,917	776,493	431,178
Operating Income (Loss)	123,883	7,204	1,416
Teekay Parent [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenues	413,806	451,659	303,566
Operating Income (Loss)	(219,094)	8,516	(290,425)
Teekay Parent [Member] | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Revenues	210,816	261,736	209,394
Teekay Parent [Member] | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Revenues			5,065
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenues	$ 202,990	$ 189,923	$ 89,107